Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax Paid		$ 379
Notional amount	$ 999	999
Diverted Profits Tax paid	216	$ 1,066
Syndicated Credit Facility [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loan commitments	2,000
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters And Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Notional amount	$ 415
Borrowings term	3 years
Percentage of minimum economic exposure for the joint and several obligations	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee	50.00%
Tax Year 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax paid	$ 85